Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	XL GROUP LTD
Entity Central Index Key	0000875159
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K12B/A
Document Period End Date	Mar. 31, 2016
Amendment Flag	false